Accounts Receivable - Net	12 Months Ended
Dec. 31, 2022
Loans and Leases Receivable Disclosure [Abstract]
Accounts Receivable – net
6.
Accounts Receivable – net

	December 31,
	2022	2021
Trade receivables	$509,483	$932,857
Allowance for doubtful accounts	(12,469)	(9,059)
	497,014	923,798
Other receivables	40,104	28,604
Total accounts receivable	$537,118	$952,402

The allowance for doubtful accounts reflects the Company's best estimate of probable losses inherent in the accounts receivable balance.

The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current and forecasted future economic conditions, and other factors that may affect customers’ ability to pay.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2022	2021
Aging within one year, net of allowance for doubtful accounts	$424,060	$902,995
Aging greater than one year, net of allowance for doubtful accounts	72,954	20,803
Total trade receivables	$497,014	$923,798